Equity	12 Months Ended
Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Equity	18. Equity
Accounting policies
Own shares represent shares and share options of Diageo plc that are held in treasury or by employee share trusts for the purpose of fulfilling obligations in respect of various employee share plans or were acquired as part of a share buyback programme. Own shares are treated as a deduction from equity until the shares are cancelled, reissued or disposed of and when vest are transferred from own shares to retained earnings at their weighted average cost.
Share-based payments include share awards and options granted to directors and employees. The fair value of equity settled share options and share grants is initially measured at grant date based on Monte Carlo and Black Scholes models and is charged to the income statement over the vesting period. For equity settled shares, the credit is included in retained earnings. Cancellations of share options are treated as an acceleration of the vesting period and any outstanding charge is recognised in operating profit immediately.
Any surplus or deficit arising on the sale of the Diageo plc shares held by the group is included as a movement in equity.
Dividends are recognised in the financial statements in the year in which they are approved.
(a) Allotted and fully paid share capital – ordinary shares of 28 101⁄108 pence each

	Number of shares million	Nominal value $ million
At 30 June 2022 re-presented	2,498	875
Retranslation impact of opening balances(1)	—	36
Shares cancelled	(38)	(13)
At 30 June 2023 (re-represented)	2,460	898
Shares cancelled	(28)	(11)
At 30 June 2024	2,432	887
(1)  Includes foreign translation differences arising on the retranslation of reserves due to the change in the group’s presentation currency.
(b) Hedging and exchange reserve

	Hedging reserve $ million	Exchange reserve $ million	Total $ million
At 30 June 2021 (re-presented)	150	(3,368)	(3,218)
Other comprehensive loss	(118)	(521)	(639)
Retranslation impact of opening balances(1)	—	619	619
At 30 June 2022 (re-presented)	32	(3,270)	(3,238)
Other comprehensive income/(loss)	261	(256)	5
Retranslation impact of opening balances(1)	—	(173)	(173)
At 30 June 2023 (re-presented)	293	(3,699)	(3,406)
Other comprehensive loss	(154)	(613)	(767)
At 30 June 2024	139	(4,312)	(4,173)
(1)  Includes foreign translation differences arising on the retranslation of reserves due to the change in the group’s presentation currency.
Out of the total hedging reserve, $78 million represents the cost of hedging arising from cross currency interest rate swaps in net investment hedges.
(c) Own shares
Movements in own shares

	Number of shares million	Purchase consideration $ million
At 30 June 2021 (re-presented)	223	2,609
Retranslation impact of opening balances(1)	—	(334)
Share trust arrangements	(2)	(31)
Shares used to satisfy options	(2)	(21)
Shares purchased - share buyback programme	61	2,985
Shares cancelled	(61)	(2,985)
At 30 June 2022 (re-presented)	219	2,223
Retranslation impact of opening balances(1)	—	93
Share trust arrangements	(1)	(15)
Shares used to satisfy options	(2)	(15)
Shares purchased - share buyback programme	38	1,673
Shares cancelled	(38)	(1,673)
At 30 June 2023 (re-presented)	216	2,286
Share trust arrangements	(2)	(19)
Shares used to satisfy options	(2)	(17)
Shares purchased - share buyback programme	28	987
Shares cancelled	(28)	(987)
At 30 June 2024	212	2,250
(1)  Includes foreign translation differences arising on the retranslation of reserves due to the change in the group’s presentation currency.
Share trust arrangements
At 30 June 2024, the employee share trusts owned 3 million of ordinary shares in Diageo plc at a cost of $66 million and market value of $97 million (2023 – 3 million shares at a cost of $66 million, market value $127 million; 2022 – 2 million shares at a cost of $30 million, market value $76 million). Dividends receivable by the employee share trusts on the shares are waived and the trustee abstains from voting.
Purchase of own shares
Authorisation was given by shareholders on 28 September 2023 to purchase a maximum of 224,704,974 ordinary shares at a minimum price of 28 101/108 pence and a maximum price of the higher of (a) 105% of the average market value of the company's ordinary shares for the five business days prior to the day the purchase is made and (b) the higher of the price of the last independent trade and the highest current independent bid on the trading venue where the purchase is carried out. The programme expires at the conclusion of the next Annual General Meeting or on 27 December 2024, if earlier.
Diageo completed a total of $1.0 billion return of capital during the year ended 30 June 2024. This programme followed the successful completion of Diageo's previous return of capital programme that ended on 2 June 2023, in which $0.6 billion of capital
(announced as up to £0.5 billion on 26 January 2023) was returned to shareholders.
During the year ended 30 June 2024, the group purchased 28 million ordinary shares (2023 – 38 million; 2022 – 61 million), representing approximately 1.1% of the issued ordinary share capital (2023 – 1.5%; 2022 – 2.4%) at an average price of 2918 pence
(3644 cents) per share, and an aggregate cost of $987 million, including transaction costs (2023 – 3616 pence (4382 cents) per share, and an aggregate cost of $1,673 million, including $16 million of transaction costs; 2022 – 3709 pence (4842 cents) per share, and an aggregate cost of $2,985 million, including $21 million of transaction costs) under the share buyback programme. The shares purchased under the share buyback programmes were cancelled.
The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) for the year ended 30
June 2024 were as follows:

Period	Number of shares purchased under share buyback programme	Total number of shares purchased	Average price paid cents(2)	Authorised purchases unutilised at month end
July 2023	—	—	—	196,247,438
August 2023	—	—	—	196,247,438
1-28 September 2023	—	—	—	196,247,438
29-30 September 2023(1)	—	—	—	224,704,974
October 2023	6,218,199	6,218,199	3768	218,486,775
November 2023	4,396,943	4,396,943	3671	214,089,832
December 2023	2,521,196	2,521,196	3572	211,568,636
January 2024	3,328,361	3,328,361	3504	208,240,275
February 2024	339,788	339,788	3737	207,900,487
March 2024	5,896,084	5,896,084	3685	202,004,403
April 2024	4,475,478	4,475,478	3542	197,528,925
May 2024	267,276	267,276	3440	197,261,649
June 2024	—	—	—	197,261,649
Total	27,443,325	27,443,325	3644	197,261,649
(1)    New maximum number of purchasable shares was authorised by shareholders at the
AGM held on 28 September 2023.
(2)    Based on daily transaction rates.
(d) Dividends

	2024	2023	2022
	$ million	re-presented $ million	re-presented $ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2023
59.98 cents per share (2022 – 52.71 cents; 2021 – 59.91 cents)(1)	1,349	1,200	1,398
Interim dividend for the year ended 30 June 2024
40.50 cents per share (2023 – 38.57 cents; 2022 – 38.38 cents)(2)	894	871	888
	2,243	2,071	2,286
(1)    Re-presented at exchange rate prevailing at AGM's date (2023 - 49.17 pence per share; 2022 - 46.82 pence; 2021 - 44.59 pence).
(2)    Re-presented at exchange date at the date of payment (2023 - 30.83 pence per share; 2022 - 29.36 pence). Interim dividend for the year ended 30 June 2024 was declared in USD.
The proposed final dividend of $1,398 million (62.98 cents per share) for the year ended 30 June 2024 was approved by a duly authorised committee of the Board of Directors on 29 July 2024. As this was after the balance sheet date and the dividend is subject to approval by shareholders at the Annual General Meeting, this dividend has not been included as a liability in these consolidated financial statements. There are no corporate tax consequences arising from this treatment.
Dividends are waived on all treasury shares owned by the company and all shares owned by the employee share trusts.
(e) Non-controlling interests
Diageo consolidates USL, a company incorporated in India, with a 42.79% non-controlling interest, Sichuan Shuijingfang
Company Limited, a company incorporated in China, with a 36.50% non-controlling interest and has a 50% controlling interest in
Ketel One Worldwide B.V. (Ketel One), a company incorporated in the Netherlands.
Summarised financial information for USL and other subsidiaries, after fair value adjustments on acquisition, and the amounts attributable to non-controlling interests are as follows:

	2024			2023	2022
	USL $ million	Others $ million	Total $ million	Total re-presented $ million	Total re-presented $ million
Income statement
Sales	3,183	3,041	6,224	6,409	7,710
Net sales	1,338	2,380	3,718	3,767	4,063
Profit for the year(1)	173	604	777	80	329
Other comprehensive (loss)/income(2)	(21)	5	(16)	(172)	(227)
Total comprehensive income/(loss)	152	609	761	(92)	102
Attributable to non-controlling interests	65	212	277	(66)	46
Balance sheet
Non-current assets(3)	1,336	4,405	5,741	5,354	6,071
Current assets	1,172	1,373	2,545	2,316	2,422
Non-current liabilities	(197)	(1,577)	(1,774)	(1,656)	(1,814)
Current liabilities	(518)	(1,220)	(1,738)	(1,788)	(1,991)
Net assets	1,793	2,981	4,774	4,226	4,688
Attributable to non-controlling interests	767	1,271	2,038	1,853	2,076
Cash flow
Net cash inflow from operating activities	90	603	693	604	916
Net cash outflow from investing activities	(39)	(172)	(211)	(236)	(385)
Net cash outflow from financing activities	(32)	(424)	(456)	(170)	(428)
Net increase in cash and cash equivalents	19	7	26	198	103
Exchange differences	(2)	(31)	(33)	(111)	(23)
Dividends payable to non-controlling interests	(15)	(106)	(121)	(117)	(95)
(1)Profit for the year includes exceptional operating expenses attributable to non-controlling interests.
(2)Other comprehensive (loss)/income is principally in respect of exchange on translating the subsidiaries to US dollar.
(3)Non-current assets include the global distribution rights for Ketel One vodka products worldwide. The carrying value of the distribution right at 30 June 2024 was $1,800 million (2023 – $1,800 million; 2022 – $1,800 million).
(i)On 16 January 2024, Diageo agreed with Combs Wine and Spirits LLC to purchase the 50% of the share capital of DeLeon Holdco LLC that Diageo North
America, Inc did not already own, whereby DeLeon Holdco LLC became a wholly-owned subsidiary of Diageo.
(f) Employee share compensation
The group uses a number of share award and option plans to grant to its directors and employees.
The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2024 is as follows:

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Executive share award plans	34	49	68
Executive share option plans	7	4	5
Savings plans	2	5	6
	43	58	79
Executive share awards have been granted under the Diageo 2014 Long-Term Incentive Plan (DLTIP) from September 2014 until
September 2023 and are granted under the replacement plan, the Diageo 2023 Long-Term Incentive Plan from March 2024 onwards to some employees below the Board and from September 2024 to Executive Directors. Awards are granted as conditional awards in the form of performance shares, performance share options, time-vesting restricted stock units (RSUs) and/or time-vesting share options
(or cash-based equivalents in certain locations for regulatory reasons). Share options are granted at the market value at the time of grant. Prior to the introduction of the DLTIP, employees in associated companies were granted awards under the Diageo plc 2011
Associated Companies Share Incentive Plan (DACSIP). In the case of Executive Directors, conditional awards of time-vesting RSUs or forfeitable shares may be awarded under the 2020 Deferred Bonus Share Plan (DBSP), with vesting not subject to any performance conditions and not subject to a post-vesting retention period.
Share awards normally vest on the third anniversary of the grant date. Participants do not make a payment to receive the award at grant. Executive Directors are required to hold any vested shares awarded under DLTIP for a further two-year post-vesting holding period. Share options may normally be exercised between three and ten years after the grant date. Executives in North America and
Latin America and Caribbean are granted awards over the company’s ADRs (one ADR is equivalent to four ordinary shares).
For Executive Directors, performance shares under the DLTIP (for awards granted in 2020 and thereafter) are subject to the achievement of three performance measures: 1) compound annual growth in profit before exceptional items over three years; 2)
compound annual growth in organic net sales over three years; 3) environmental, social and governance (ESG) priorities, weighted
40%, 40% and 20% of the maximum respectively, as set out in the Directors’ remuneration report. Performance share options under the DLTIP are subject to the achievement of two equally weighted performance measures: 1) a comparison of Diageo’s three-year
TSR with a peer group; 2) cumulative free cash flow over a three-year period, measured at constant exchange rates. Performance measures and targets are set annually by the Remuneration Committee. The vesting range is 20% for Executive Directors, and 25% for other participants, for achieving minimum performance targets, up to 100% for achieving the maximum target level. Retesting of the performance measures is not permitted.
For performance shares under the DLTIP, dividends are accrued on awards and are released to participants to the extent that the awards vest at the end of the performance period. Dividend equivalents are normally paid out in the form of shares.
Savings plans are provided in the form of a savings-related share option plan. For UK employees, awards were made under the
Diageo 2010 Sharesave plan (for options granted up until 2020) and the Diageo 2020 Sharesave plan (for options granted from 2021).
For Republic of Ireland (ROI) based employees, awards were made under the Diageo 2009 Irish Sharesave Scheme (for options granted up until 2019) and the Diageo 2019 Irish Sharesave Scheme (for options granted in 2020). These are HMRC and Irish
Revenue approved all-employee savings plans.
For ROI employees, grants from 2021 were made under the Diageo 2020 Sharesave plan which is not an approved plan in the
Republic of Ireland. These plans are made available to UK and ROI employees who are employed on the annual results announcement date. Participants can save monthly, with deductions taken directly from net pay, for a period of 3 or 5 years.In return, employees are granted the option to buy Diageo shares using the savings accrued at the end of the relevant savings period and at a 20% discounted option price, which is set at the time of grant. Provided participants fulfil the terms set out within the relevant UK or ROI tax approved scheme rules, any gains from the option exercise are free from UK or ROI income tax. For the ROI Sharesave awards granted in 2021,
2022 and 2023, as these are not made under a Revenue tax approved plan, the gains from the option exercise are subject to ROI income tax.
For US employees, the awards are made under the Diageo plc 2017 United States Employee Stock Purchase Plan. Employees agree to make regular monthly savings for a period of one year and acquire American Depositary Receipts (ADRs) at 15% discounted price
(which is set at the time of grant) using their contributions at the end of the plan cycle. They receive the benefit of tax relief if certain conditions are satisfied.
For the three years ended 30 June 2024, the calculation of the fair value of each share award used the Monte Carlo and Black
Scholes pricing model and the following assumptions:

	2024	2023 re-presented	2022 re-presented
Risk free interest rate	4.7%	3.1%	0.4%
Expected life of the awards	33 months	35 months	40 months
Dividend yield	2.6%	2.0%	2.1%
Weighted average share price	3118 p	3758 p	3545 p
Weighted average fair value of awards granted in the year(1)	1757 c	2318 c	3754 c
Number of awards granted in the year	2.1 million	1.7 million	2.1 million
Fair value of all awards granted in the year	$36 million	$40 million	$79 million
(1)    Based on transaction rate at grant date of the awards.
Transactions on schemes
Transactions on the executive share award plans for the three years ended 30 June 2024 were as follows:

	2024 million	2023 million	2022 million
Number of awards outstanding at 1 July	4.9	5.2	5.3
Granted	2.1	1.7	2.1
Awarded	(1.8)	(1.1)	(1.1)
Forfeited	(0.4)	(0.9)	(1.1)
Number of awards outstanding at 30 June	4.8	4.9	5.2
The exercise price of share options outstanding at 30 June 2024 was in the range of 1709 pence - 3854 pence (2023 – 1709 pence -
3864 pence; 2022 – 1704 pence - 4024 pence).
At 30 June 2024, 3.3 million share options were exercisable at a weighted average exercise price of 2639 pence. Weighted average remaining contractual life of share options was six years at 30 June 2024.